Consolidated Statements of Comprehensive Income - by Expense Function - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue (Notes 3 and 19.1.):
Aeronautical services	$ 9,408,599	$ 5,412,418	$ 9,596,975
Non-aeronautical services	6,229,896	3,555,227	5,988,470
Construction services (Note 3.1.3)	3,146,166	3,657,086	1,236,193
Total revenue	18,784,661	12,624,731	16,821,638
Operating costs and expenses (Note 4):
Cost of aeronautical and non-aeronautical services	6,717,665	5,617,415	7,058,686
Cost of construction services	3,146,166	3,657,086	1,236,193
Administrative expenses	263,156	232,935	250,183
Total operating costs and expenses	10,126,987	9,507,436	8,545,062
Other Income		158,881	204,719
Operating profit	8,657,674	3,276,176	8,481,295
Interest income	202,146	262,370	343,612
Interest expense	(842,386)	(926,312)	(1,084,293)
Exchange income on foreign currency	373,434	334,150	278,641
Exchange loss on foreign currency	(264,833)	(89,074)	(357,518)
Other operating income (expense)	(531,639)	(418,866)	(819,558)
Equity in the results of joint venture accounted for by the equity method		(1,618)
Net income before income taxes	8,126,035	2,855,692	7,661,737
Income taxes (Note 13)
Income tax	1,728,507	729,155	1,978,102
Net income for the year	6,397,528	2,126,537	5,683,635
Net income for the year attributable to:
Controlling interest	5,983,747	1,972,319	5,465,822
Non-Controlling interest	413,781	154,218	217,813
Net income for the year	6,397,528	2,126,537	5,683,635
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(1,895)	(5,146)	(5,272)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	144,217	800,638	(588,575)
Total comprehensive income for the year	6,539,850	2,922,029	5,089,788
Comprehensive income for the year attributable to:
Controlling interest	5,973,567	2,507,828	5,051,971
Non-Controlling interest	566,283	414,201	37,817
Total comprehensive income for the year	$ 6,539,850	$ 2,922,029	$ 5,089,788
Basic earnings per share expressed in Mexican Pesos (Note 17.19)	$ 19.95	$ 6.57	$ 18.22
Diluted earnings per share expressed in Mexican Pesos (Note 17.19)	$ 19.95	$ 6.57	$ 18.22